Related-Parties Transactions	12 Months Ended
May 31, 2023
Related Party Transactions [Abstract]
Related-Parties Transactions
19.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2022	2023	2022	2023
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	998	2,435	27	236
Beijing Edutainment World Education Technology Co., Ltd (“Edutainment World”)	(2)	Equity method investee	2,016	4,086	—	18
Beijing Dianshi Jingwei Technology Co., Ltd (“Dianshi Jingwei”)	(3)	Equity method investee	20,181	—	—	—
Others			50	2,862	199	92

Total			23,245	9,383	226	346

				Amounts due from related parties, non-current As of May 31,
	Notes	Relationship		2022	2023
				US$	US$
Metropolis	(1)	Company controlled by Mr. Yu		2,770	1,398
Others				595	337

Total				3,365	1,735

(b) Transactions:
			Rental expenses For the years ended May 31,
			2021	2022	2023
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	11,653	11,590	8,387

			Revenues For the years ended May 31,
			2021	2022	2023
			US$	US$	US$
Edutainment World	(2)	Equity method investee	1,096	—	2,098
Others			18	41	—

Total			1,114	41	2,098

			Loans provided to related parties For the years ended May 31,
			2021	2022	2023
			US$	US$	US$
Dianshi Jingwei	(3)	Equity method investee	—	3,096	—
Beijing MaxEn International Education Consulting Company Limited (“Beijing MaxEn”)	(4)	Equity method investee	10,486	38,130	—
Others			—	—	2,387

Total			10,486	41,226	2,387

			Cost For the years ended May 31,
			2021	2022	2023
			US$	US$	US$
Dianshi Jingwei	(3)	Equity method investee	—	52,380	—
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	1,915	1,415	513
Edutainment World	(2)	Equity method investee	175	186	1,253
Others			—	714	—

Total			2,090	54,695	1,766

(1)
As of May 31, 2022 and 2023, the current amounts due from Metropolis, which is a
n entity
acquired by a company wholly-owned by
Mr. Yu, the chairman of the Company, were
US$998 and US$2,435, respectively and the
non-current
amounts due from Metropolis were
US$2,770 and US$1,398, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of
May 31, 2022 and 2023,
the right-of-use assets related to the leases rented from Metropolis were
US$7,891 and US$15,920, respectively,
and the relevant lease liabilities were US$7,826 and US$15,723, respectively.

(2)
Prior to April 2022, the Group’s investment in Edutainment World’s preferred shares were accounted for
available-for-sale investment, while since April 2022, the investment was accounted for
using equity method considering that the Group can exercise significant influence over Edutainment World. For the year ended May 31, 2021, 2022 and 2023, the Group provided services to Edutainment World, from which the unpaid balance was US$2,016 and US$4,086 as of May 31, 2022 and 2023, respectively.

(3)
In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. In November 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.

(4)
For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was US$40,197, which was fully impaired
.